Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 20—Subsequent events

On January 11, 2021, Shenzhen Yitian transferred its 100% equity interest of Weidong and subsidiaries to Shenzhen Weiyixin; its 100% equity interest YY Online to Weidong and its 100% equity interest in Horgos 233 and Wuhan 233 to YY Online. As a result, Wuhan 233 and Horgos 233 became wholly owned subsidiaries of YY Online and YY Online became wholly owned subsidiary of Weidong and Weidong became wholly owned subsidiary of Shenzhen Weiyixin.

On January 18, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd., together with its 80% owned subsidiary, Shenzhen Sainengwei Electronic Co., Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).

On January 26, 2021, the board of directors approved the grant of 720,000 Class B ordinary shares to management and employees. The shares were valued at USD 5.05 per share with grant date fair value of approximately RMB 25.1 million (approximately USD 3.6 million). 180,000 shares are to be vested on March 31, 2021 and remaining shares to be vested over a three year period from March 31, 2021.

On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co., Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).

On March 4, 2021, the Company established a wholly owned entity of Tianjin Zhongzhengdaohe Investment Co., Ltd., which is deemed as a wholly foreign owned enterprise, with a register capital of USD 30 million (approximately RMB 195.7 million).

On March 24, 2021, the Company completed its third public offering of 11,173,335 units at the public offering price of USD 7.50 per unit, with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price of USD 8.60 per ADS. Each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share. The offering resulted in net proceeds to the Company of approximately USD 77.8 million (RMB 507.9 million) after deducting underwriting commission and other expenses of approximately USD 6.0 million (RMB 38.9 million).

On March 26, 2021, Bofeng Investment Limited and Bravo Great Enterprises Limited transferred their respective shareholdings in VIYI to MIDI Capital Markets LLC and Guosheng Holdings Limited. On March 26, 2021, Wimi Cayman entered into an equity transfer agreement with MIDI Capital Markets LLC and Guosheng Holdings Limited., pursuant to which Wimi Cayman transferred total of 20% of the issued share capital of VIYI to Guosheng Holdings Limited for a total consideration of US$10,000,000. On March 26, 2021, Wimi Cayman entered into an equity transfer agreement with Universal Winnings Holding Limited and Joyous Dragon Limited, pursuant to which Wimi Cayman transferred 7% of the issued share capital of VIYI for a consideration of US$3,500,000.